UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 33-12791 & 811-5069

EquiTrust Variable Insurance Series Fund

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA	50266-5997
(Address of principal executive offices)	(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

Item 1.	Reports to Stockholders.

EquiTrust Variable Insurance Series Fund

ANNUAL REPORT

DECEMBER 31, 2008

5400 University Avenue

West Des Moines, IA 50266

1-877-860-2904

1-515-225-5586

This report is not to be distributed unless preceded or accompanied by a current prospectus.

February 5, 2009

PRESIDENT’S LETTER

Dear Shareholders:

In our last letter, we noted the apparent slowing in the U.S. economy. This descent started at the tail-end of 2007 but then picked up speed in the last three to four months of 2008. U.S. GDP was positive through the first half of 2008 and initially into the third quarter. The final revision to third quarter 2008 GDP, however, showed a decline, and analysts now expect the U.S. economy to continue contracting through the first half of 2009.

The deterioration in the overall economy reflects weakness in key contributors. Domestic industrial production has contracted at a pace at least equal to that of prior recessions, while slowing economies outside of the United States further implies leaner times for multinational U.S. companies. The U.S. unemployment rate continues to climb as companies trim workforces according to expectations for weakening demand. Ultimately, domestic sales are expected to decline as consumers consume less, pay down debt and save more.

The U.S. government has stepped in on numerous fronts, most recently in the form of a massive fiscal stimulus bill. You’re likely familiar with some of the other economic and financial intervention: capital injections for large U.S. banks; unlimited guarantees on bank deposits; the effective takeover of mortgage giants Fannie Mae and Freddie Mac; and the Fed cutting interest rates. Other, lesser-known programs have consisted of government guarantees on commercial paper and also on longer-term bank-issued debt. Governments and central banks around the world have engaged in similar programs to keep credit, goods and services flowing and, ultimately, to keep economies from shrinking.

This weak worldwide economic environment made 2008 a miserable year for financial assets. The S&P 500 Stock Composite Index (the “S&P 500”) declined 37.00% and, as measured by the Russell 2000 Index, domestic small cap stocks fell 33.79%. The MSCI EAFE Index, a measure of the stock markets of non-U.S. developed economies, tumbled 43.06%. The MSCI Emerging Markets Index, which measures the stock performance of developing world economies, returned (53.18)% for the year. Among fixed-income benchmarks, it was rare to find positive returns outside of those indices consisting of U.S. Treasury and/or high quality mortgage-backed securities (“MBS”). Gold was one of the few asset classes that provided a positive return in 2008.

The declines in the equity and even fixed-income markets were obviously disturbing, as investors withdrew billions from both stock and bond funds in 2008. Dislocations in the financial markets historically have provided opportunities for investors with long investment horizons. However, we would emphasize the importance of asset allocation and risk management for investors of all time horizons. Risk management is a crucial element in the investment strategies of our portfolio managers. Additionally, the EquiTrust Portfolios offer investors exposure to the domestic equity and fixed-income markets, generally important elements of an asset allocation strategy. Please read the proceeding “Management’s Discussion of Fund Performance” to see how the EquiTrust Variable Series Fund Portfolios performed in the latest 12-month period, which coincides with the calendar year ended December 31, 2008.

We appreciate your investment in the Fund and we take seriously our tasks of growing and protecting that investment. Thank you for continued support of the Fund.

Craig A. Lang

President

Past performance is not a guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in

the Value Growth Portfolio and S&P 500

The Initial Class of the Value Growth Portfolio returned (30.31)% for the period, compared to (37.00)% for the S&P 500. The Portfolio’s Service Class was incepted June 1, 2008, but assuming the shares had been available for the entire 12-month period their return would have been (30.56)%.

All sectors in the S&P 500 (the “Index”) incurred losses for this 12-month period. The financials sector accounted for the largest part of the Index’s decline, but the technology, energy and industrials stocks were strongly negative, as well. Consumer staples was the S&P 500’s best performing sector, returning (16.47)% for the period.

The Value Growth Portfolio incurred a loss for the period because it holds equities which, in general, declined over this period. However, the Portfolio returned a smaller loss than the S&P 500. We have avoided a number of the financial companies in the S&P 500 that have accounted for the largest losses for the Index, while in the technology sector the Portfolio benefited from our emphasis on high quality, attractively valued companies. The Portfolio remains overweight health care stocks, and this led to positive relative performance within the sector. Finally, the Portfolio’s gold exposure contributed to its better performance in the materials sector. Partially offsetting these positive factors, the Portfolio’s energy and industrials exposures lagged the Index’s members within these two sectors.

We remain most attracted to the large company segment of the domestic equity markets. Valuation remains more attractive for large-caps than small-caps, while large-caps tend to perform better in the current environment of broad economic uncertainty and tight credit markets.

*	Returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

**	Since Inception figures are calculated from June 1, 2008, the date Service Class Shares were first offered.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in

the High Grade Bond Portfolio and Lehman Brothers U.S. Aggregate Index

During the twelve-month period, the High Grade Bond Portfolio Initial Class underperformed the Barclays Capital U.S. Aggregate Index (the “Index”), as reflected by the (1.60)% total return produced by the Portfolio versus the 5.24% total return produced by the Index. The Portfolio’s Service Class was incepted June 1, 2008, but assuming the shares were available for the entire 12-month period they would have returned (1.85)%.

The total returns for the major components of the Index for this period were as follows: Mortgage Backed Securities (40% of the Index), 4.34%; Treasury Securities (25% of the Index), 13.74%; Investment Grade Corporate Securities (18% of the Index), (4.94)%. In comparison, the Portfolio had approximately 56% invested in government fixed rate mortgage-backed or agency securities, 32% of its assets invested in corporate securities, 11% in cash equivalents and 1% in commercial mortgage-backed securities. The Index had an effective duration1 of 3.71 as of December 31, 2008. The effective duration of the Portfolio was 3.44. The Portfolio underperformed the Index mainly because the Portfolio’s overexposure to underperforming corporate issues and underexposure to outperforming Treasuries, as well as, Portfolio expenses.

The composition of the Portfolio at the end of the reporting period changed slightly with a decrease in corporate issues and an increase in government fixed rate mortgage-backed securities. Going forward, we anticipate continuing to maintain a duration close to that of the Index but additional purchases will probably be focused on the corporate bond sector given the historically wide spreads available in that sector.

[1]	Duration is a measure of interest rate risk for individual securities and portfolios. The lower the duration for a security or portfolio, the less sensitive it is to movements in interest rates.

*	Returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

**	Since Inception figures are calculated from June 1, 2008, the date Service Class Shares were first offered.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in

the Strategic Yield Portfolio and Barclays Capital U.S. Credit/High Yield Index

During the twelve-month period, the Initial Class of the Strategic Yield Portfolio produced a total return of (11.08)%. The Service Class was incepted June 1, 2008, but assuming the shares had been available for the entire 12-month period they would have returned (11.33)%. Both share classes trailed the (7.48)% return produced by the Barclays Capital U.S. Credit/High Yield Index (the “Index”).

The total returns for the two components of the Index over this period were as follows: Investment Grade Credit (86% of the Index), (3.08)%; and Corporate High Yield (14% of the Index), (17.88)%. In comparison, the Portfolio had approximately 44% of its assets invested in corporate securities rated investment grade by both Moody’s and Standard & Poor’s, 27% of its assets invested in corporate securities rated as non-investment grade or high yield by Moody’s and/or Standard & Poor’s, 22% of its assets invested in U.S. Government Agency issues, and 7% in cash equivalents. The Portfolio underperformed the overall Index mainly due to its larger exposure to underperforming high yield issues and fund expenses.

The Portfolio has historically invested in a mix of high yield and investment grade issues attempting to find attractive issues in both markets. Both the investment grade and high yield corporate bond markets are trading at historically wide levels and appear to already be discounting very difficult economic conditions.

*	Returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

**	Since Inception figures are calculated from June 1, 2008, the date Service Class Shares were first offered.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in

the Managed Portfolio and S&P 500

The Initial Class of the Managed Portfolio returned (19.94)% for the twelve-month period. The Service Class was incepted on June 1, 2008, but assuming it had been available for the entire 12-month period its return would have been (20.19)%. In comparison, the S&P 500 returned (37.00)% for the year. The Managed Portfolio is a tactical asset allocation portfolio, with an investment emphasis on securities producing income and the potential for capital appreciation. For this reason, neither its performance nor its constitution will likely mirror any one particular equity index over long periods of time.

The Portfolio outperformed the S&P 500 as a function of better performance in its equity allocation and positive returns in its cash and fixed-income allocations. The Portfolio’s stocks declined for the year but outperformed the S&P 500 in the financials, materials, technology and health care sectors. Additionally, the Portfolio’s cash and fixed-income allocations generated positive returns for the year. The combination of these factors contributed to the Portfolio’s substantial out-performance for the year.

Within the Portfolio’s equity allocation, we continue to focus on the stocks of large, dividend-paying high-quality companies. Given the low yields on high quality fixed-income issues, we see greater value in stocks. Consequently, we have even been shifting the Portfolio out of some of its fixed-income holdings in favor of adding more to the equity allocation.

*	Returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

**	Since Inception figures are calculated from June 1, 2008, the date Service Class Shares were first offered.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in

the Blue Chip Portfolio and S&P 500

The Blue Chip Portfolio is designed to represent the large-capitalization sector of the domestic equity market, and remains substantially invested in approximately 50 such common stock issues. Given the Portfolio’s constitution, its performance will track the broad-market S&P 500, but will be most similar to that of the large-capitalization segment within the S&P 500.

The Portfolio’s Initial Class generated a return of (30.32)% for the period. The Service Class was incepted June 1, 2008, but assuming they had been available for all of the 12-month period the Service Class shares would have returned (30.57)%. In comparison, the S&P 500 returned (37.00)%. Over this period, the S&P 500’s largest members, sometimes referred to as “mega-caps” and consisting of companies such as GE, Procter & Gamble and Johnson & Johnson, generally performed better than its smaller members. The Blue Chip Portfolio, consequently, outperformed the S&P 500 because it is weighted most heavily in these domestic mega-caps.

Again, the Portfolio is most concentrated in the S&P 500’s largest companies; roughly 90% of its holdings fall in the Index’s top half by market capitalization. The Portfolio’s performance, therefore, should track that of the largest members in the S&P 500.

*	Returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

**	Since Inception figures are calculated from June 1, 2008, the date Service Class Shares were first offered.

EQUITRUST VARIABLE INSURANCE SERIES FUND

December 31, 2008

Value Growth Portfolio

Portfolio Holdings by Industry Sector

High Grade Bond Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

Strategic Yield Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.
**	Credit quality as reported by Standard & Poor’s.

EQUITRUST VARIABLE INSURANCE SERIES FUND

December 31, 2008

Managed Portfolio

Portfolio Holdings by Industry Sector

Money Market Portfolio

Portfolio Holdings by Asset Type

Blue Chip Portfolio

Portfolio Holdings by Industry Sector

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

Expense Example:

As a shareholder of the Fund, you may incur ongoing costs, including management fees and other Fund/class expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio and Share Class of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on July 1, 2008 and held until December 31, 2008.

Actual Expenses –

The first line for each Portfolio and Share Class in the following table provides information about actual account values and actual expenses for that Portfolio and Share Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the same Portfolio and Share Class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes –

The second line for each Portfolio and Share Class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and Share Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio and Share Class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio and Share Class of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Portfolio and Share Class	Beginning Account Value 7/1/2008	Ending Account Value 12/31/2008	Expenses Paid During Period 7/1/2008 - 12/31/2008	Annualized Expense Ratio (1)
Value Growth — IC				0.59%
Actual	$1,000	$751.00	$2.60
Hypothetical (2)	$1,000	$1,022.03	$3.00
Value Growth — SC				0.85%
Actual	$1,000	$750.20	$3.74
Hypothetical (2)	$1,000	$1,020.73	$4.31
High Grade Bond — IC				0.43%
Actual	$1,000	$989.40	$2.17
Hypothetical (2)	$1,000	$1,022.82	$2.21
High Grade Bond — SC				0.68%
Actual	$1,000	$988.20	$3.41
Hypothetical (2)	$1,000	$1,021.57	$3.47
Strategic Yield — IC				0.59%
Actual	$1,000	$902.70	$2.80
Hypothetical (2)	$1,000	$1,022.06	$2.98
Strategic Yield — SC				0.84%
Actual	$1,000	$901.60	$3.99
Hypothetical (2)	$1,000	$1,020.80	$4.24
Managed — IC				0.56%
Actual	$1,000	$835.40	$2.59
Hypothetical (2)	$1,000	$1,022.18	$2.85
Managed — SC				0.81%
Actual	$1,000	$834.00	$3.75
Hypothetical (2)	$1,000	$1,020.91	$4.13
Money Market — IC				0.46%
Actual	$1,000	$1,007.00	$2.33
Hypothetical (2)	$1,000	$1,022.68	$2.35
Money Market — SC				0.69%
Actual	$1,000	$1,005.80	$3.50
Hypothetical (2)	$1,000	$1,021.51	$3.53
Blue Chip — IC				0.32%
Actual	$1,000	$805.10	$1.44
Hypothetical (2)	$1,000	$1,023.40	$1.62
Blue Chip — SC				0.57%
Actual	$1,000	$804.20	$2.60
Hypothetical (2)	$1,000	$1,022.12	$2.91
(1)	Expenses are equal to the Annualized Expense Ratio as shown in the table for each Portfolio and Class, multiplied by the average account value over the period, multiplied by 184 days, and divided by 366 to reflect the one-half year period.
(2)	Hypothetical examples are based on 5% return before expenses.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
ASSETS
Investments in securities, at value (cost—$58,188,144; $47,219,454; $44,019,992; $83,352,608; $14,091,767; and $62,355,572, respectively)	$45,530,458	$44,067,159	$36,024,062	$72,597,491	$14,091,767	$62,767,957
Cash	—	—	—	—	665,838	—
Receivables:
Accrued dividends and interest	82,910	358,380	601,395	192,045	546	133,257
Fund shares sold	22,845	32,476	7,253	32,313	95,681	34,923
Prepaid expense and other assets	68,777	229	220	103,293	86	246

Total Assets	45,704,990	44,458,244	36,632,930	72,925,142	14,853,918	62,936,383

LIABILITIES
Payables:
Fund shares redeemed	43,286	48,705	43,185	72,561	17,164	62,519
Investment securities purchased	893,235	—	—	1,088,674	—	—
Dividends	—	22	28	—	560	—
Accrued expenses	10,355	8,191	8,253	11,287	7,663	12,176

Total Liabilities	946,876	56,918	51,466	1,172,522	25,387	74,695

NET ASSETS	$44,758,114	$44,401,326	$36,581,464	$71,752,620	$14,828,531	$62,861,688

ANALYSIS OF NET ASSETS
Paid-in capital	$57,643,172	$47,395,987	$46,644,650	$80,126,465	$14,828,531	$66,966,757
Accumulated undistributed net investment income	953,655	—	—	2,336,486	—	1,951,148
Accumulated undistributed net realized gain (loss) from investment transactions	(1,181,027)	157,634	(2,067,256)	44,786	—	(6,468,582)
Net unrealized appreciation (depreciation) of investments	(12,657,686)	(3,152,295)	(7,995,930)	(10,755,117)	—	412,385

NET ASSETS	$44,758,114	$44,401,326	$36,581,464	$71,752,620	$14,828,531	$62,861,688

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2008

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
NET ASSET VALUE PER SHARE
Initial Class: Net Assets	$44,595,454	$41,602,555	$36,344,913	$71,043,761	$14,631,440	$62,138,293
Shares issued and outstanding	4,550,448	4,393,356	4,869,599	5,957,368	14,631,440	2,149,413
Net asset value per share	$9.80	$9.47	$7.46	$11.93	$1.00	$28.91

Service Class: Net Assets	$162,660	$2,798,771	$236,551	$708,859	$197,091	$723,395
Shares issued and outstanding	16,617	295,508	31,689	59,539	197,091	25,058
Net asset value per share	$9.79	$9.47	$7.46	$11.91	$1.00	$28.87

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
INVESTMENT INCOME
Dividends	$1,196,707	$—	$54,587	$1,524,259	$—	$2,133,499
Interest	101,757	2,506,634	2,873,160	1,298,619	376,620	62,519
Less foreign tax withholding	(5,283)	—	—	(7,315)	—	—

Total Investment Income	1,293,181	2,506,634	2,927,747	2,815,563	376,620	2,196,018
EXPENSES
Paid to Affiliates:
Investment advisory and management fees	265,124	138,451	192,206	390,258	39,647	159,092
Distribution fees	127	1,961	150	330	116	538
Accounting fees	29,458	23,075	21,356	30,000	7,929	30,000
Custodian fees	7,114	7,101	5,697	7,832	9,108	5,586
Professional fees	16,798	14,442	13,926	20,246	11,303	21,032
Trustees' fees and expenses	5,570	4,426	4,028	8,221	1,529	7,545
Reports to shareholders	6,099	4,398	4,209	8,792	1,526	8,295
Insurance and bonds	2,534	1,795	1,739	3,674	612	3,614
Proxy expense	3,471	2,512	2,419	5,086	928	4,774
Miscellaneous	3,239	2,269	2,194	4,650	808	4,405

Total Expenses	339,534	200,430	247,924	479,089	73,506	244,881
Waiver of fees	—	—	—	—	(1,329)	—
Fees paid indirectly	(8)	(6)	(6)	(12)	(2)	(11)

Net Expenses	339,526	200,424	247,918	479,077	72,175	244,870

Net Investment Income	953,655	2,306,210	2,679,829	2,336,486	304,445	1,951,148
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	(1,090,582)	157,634	(1,328)	(70,648)	—	(1,902,319)
Change in unrealized appreciation (depreciation) of investments	(19,897,585)	(3,310,028)	(7,497,534)	(20,814,564)	—	(28,094,020)

Net Loss on Investments	(20,988,167)	(3,152,394)	(7,498,862)	(20,885,212)	—	(29,996,339)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(20,034,512)	$(846,184)	$(4,819,033)	$(18,548,726)	$304,445	$(28,045,191)

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth Portfolio		High Grade Bond Portfolio		Strategic Yield Portfolio
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2008	2007	2008	2007	2008	2007
OPERATIONS
Net investment income	$953,655	$1,502,365	$2,306,210	$2,247,831	$2,679,829	$2,722,242
Net realized gain (loss) from investment transactions	(1,090,582)	2,409,768	157,634	29,609	(1,328)	1,755
Change in unrealized appreciation (depreciation) of investments	(19,897,585)	(453,003)	(3,310,028)	45,176	(7,497,534)	(1,224,366)

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,034,512)	3,459,130	(846,184)	2,322,616	(4,819,033)	1,499,631

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	(1,502,365)	(1,163,459)	(2,267,446)	(2,247,831)	(2,675,714)	(2,722,242)
Service Class	—	—	(38,764)	—	(4,115)	—
Net realized gain from investment transactions:
Initial Class	(2,736,188)	(2,257,123)	(19,907)	(21,030)	—	—
Service Class .	—	—	—	—	—	—

Total Dividends and Distributions	(4,238,553)	(3,420,582)	(2,326,117)	(2,268,861)	(2,679,829)	(2,722,242)
CAPITAL SHARE TRANSACTIONS	1,161,657	2,118,738	1,534,435	6,614,216	(1,166,815)	4,988,713

Total Increase (Decrease) in Net Assets	(23,111,408)	2,157,286	(1,637,866)	6,667,971	(8,665,677)	3,766,102

NET ASSETS
Beginning of year .	67,869,522	65,712,236	46,039,192	39,371,221	45,247,141	41,481,039

End of year (including accumulated undistributed net investment income as set forth below) .	$44,758,114	$67,869,522	$44,401,326	$46,039,192	$36,581,464	$45,247,141

Accumulated Undistributed Net Investment Income.	$953,655	$1,502,365	$—	$—	$—	$—

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed Portfolio		Money Market Portfolio		Blue Chip Portfolio
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2008	2007	2008	2007	2008	2007
OPERATIONS
Net investment income	$2,336,486	$3,357,314	$304,445	$670,368	$1,951,148	$1,916,168
Net realized gain (loss) from investment transactions	(70,648)	3,101,563	—	—	(1,902,319)	1,455,563
Change in unrealized appreciation (depreciation) of investments	(20,814,564)	(997,219)	—	—	(28,094,020)	2,437,202

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,548,726)	5,461,658	304,445	670,368	(28,045,191)	5,808,933

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	(3,357,314)	(2,642,530)	(304,030)	(670,368)	(1,916,168)	(1,750,924)
Service Class	—	—	(415)	—	—	—
Net realized gain from investment transactions:
Initial Class	(3,363,319)	(3,999,345)	—	—	—	—
Service Class	—	—	—	—	—	—

Total Dividends and Distributions	(6,720,633)	(6,641,875)	(304,445)	(670,368)	(1,916,168)	(1,750,924)
CAPITAL SHARE TRANSACTIONS	(50,789)	4,457,107	(1,635,323)	7,906,872	(1,943,081)	447,012

Total Increase (Decrease) in Net Assets	(25,320,148)	3,276,890	(1,635,323)	7,906,872	(31,904,440)	4,505,021

NET ASSETS
Beginning of year	97,072,768	93,795,878	16,463,854	8,556,982	94,766,128	90,261,107

End of year (including accumulated undistributed net investment income as set forth below)	$71,752,620	$97,072,768	$14,828,531	$16,463,854	$62,861,688	$94,766,128

Accumulated Undistributed Net Investment Income	$2,336,486	$3,357,314	$—	$—	$1,951,148	$1,916,168

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

December 31, 2008

	Shares Held	Value

COMMON STOCKS (94.44%)
APPAREL AND OTHER TEXTILES (0.07%)
Quiksilver, Inc. (1)	16,700	$30,728

AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (0.01%)
Sonic Automotive, Inc.-Class A	1,600	6,368

BUSINESS SERVICES (6.79%)
Adobe Systems Inc. (1)	11,700	249,093
Automatic Data Processing, Inc.	6,700	263,578
eBay Inc. (1)	13,135	183,365
Microsoft Corp. .	55,255	1,074,157
Oracle Corp. (1)	46,070	816,821
Symantec Corp. (1)	28,002	378,587
Taleo Corp.-Class A (1)	9,500	74,385

		3,039,986
CHEMICALS AND ALLIED PRODUCTS (16.85%)
Abbott Laboratories .	10,400	555,048
Amgen Inc. (1)	7,625	440,344
Biogen Idec Inc. (1)	3,500	166,705
Colgate-Palmolive Co.	5,355	367,032
Dow Chemical Co. (The)	5,330	80,430
E. I. du Pont de Nemours and Co.	16,005	404,926
Johnson & Johnson	24,600	1,471,818
KV Pharmaceutical Co.-Class A (1)	12,700	36,576
Mylan Inc. (1)	24,650	243,788
Novartis AG	5,700	283,632
Pfizer Inc.	66,886	1,184,551
Procter & Gamble Co. (The)	16,425	1,015,394
Schering-Plough Corp.	14,980	255,109
Teva Pharmaceutical Industries Ltd.	16,391	697,765
Wyeth	8,985	337,027

		7,540,145
COMMUNICATIONS (3.95%)
AT&T Inc.	17,660	503,310
Comcast Corp.-Class A	35,265	595,273
Embarq Corp.	3,450	124,062
Sprint Nextel Corp. (1)	17,913	32,781
Verizon Communications Inc.	15,065	510,704

		1,766,130
DEPOSITORY INSTITUTIONS (3.45%)
Bank of America Corp.	16,089	226,533
Bank of New York Mellon Corp. (The)	21,040	596,063
Citigroup Inc.	22,363	150,056
National City Corp.	6,830	12,362
New York Community Bancorp, Inc.	23,156	276,946
U.S. Bancorp	9,135	228,466
Wachovia Corp.	9,950	55,123

		1,545,549

	Shares Held	Value

EATING AND DRINKING PLACES (0.53%)
Chipotle Mexican Grill, Inc. (1)	2,300	$142,554
Ruby Tuesday, Inc. (1)	60,000	93,600

		236,154
ELECTRIC, GAS AND SANITARY SERVICES (3.73%)
Atmos Energy Corp.	11,267	267,028
CMS Energy Corp.	28,300	285,830
Intergrys Energy Group, Inc.	9,886	424,900
Pepco Holdings, Inc.	12,335	219,070
Pinnacle West Capital Corp.	9,200	295,596
Waste Management, Inc.	5,300	175,642

		1,668,066
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.53%)
Advanced Micro Devices, Inc. (1)	41,000	88,560
Cisco Systems, Inc. (1)	46,570	759,091
Diodes, Inc. (1)	14,800	89,688
Emerson Electric Co.	4,600	168,406
General Electric Co.	66,480	1,076,976
Helen of Troy Ltd. (1)	8,966	155,650
Intel Corp.	17,500	256,550
Micron Technology, Inc. (1)	33,400	88,176
QUALCOMM Inc.	4,200	150,486
Technitrol, Inc.	25,700	89,436

		2,923,019
FABRICATED METAL PRODUCTS (0.98%)
Illinois Tool Works Inc.	12,580	440,929

FOOD AND KINDRED PRODUCTS (4.09%)
Coca-Cola Co. (The)	6,870	311,005
Coca-Cola FEMSA, S.A.B. de C.V.	3,700	160,987
Dr Pepper Snapple Group, Inc. (1)	15,300	248,625
H.J. Heinz Co.	6,100	229,360
Kraft Foods Inc.	12,708	341,210
McCormick & Company, Inc.-Non-voting	8,000	254,880
PepsiCo, Inc.	5,180	283,709

		1,829,776
FOOD STORES (0.69%)
Kroger Co. (The)	11,686	308,627

FORESTRY (0.41%)
Weyerhaeuser Co.	5,965	182,589

GENERAL MERCHANDISE STORES (2.91%)
Target Corp.	13,790	476,169
Wal-Mart Stores, Inc.	14,735	826,044

		1,302,213
HOLDING AND OTHER INVESTMENT OFFICES (1.89%)
Adams Express Co. (The )	67,123	538,998
H&Q Life Sciences Investors	35,302	305,009

		844,007

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
INDUSTRIAL MACHINERY AND EQUIPMENT (5.68%)
3M Co.	14,430	$830,302
Apple Inc. (1)	4,160	355,056
EMC Corp. (1)	62,025	649,402
Hewlett-Packard Co.	5,270	191,248
Ingersoll-Rand Co. Ltd.-Class A	19,260	334,161
Sigma Designs, Inc. (1)	19,400	184,300

		2,544,469
INSTRUMENTS AND RELATED PRODUCTS (5.67%)
Agilent Technologies, Inc. (1)	7,000	109,410
Becton Dickinson and Co.	11,026	754,068
Danaher Corp.	2,400	135,864
Medtronic, Inc.	15,340	481,983
Stryker Corp.	4,380	174,981
Thermo Fisher Scientific Inc. (1)	19,552	666,137
Zimmer Holdings, Inc. (1)	5,330	215,439

		2,537,882
INSURANCE AGENTS, BROKERS AND SERVICE (0.92%)
Arthur J. Gallagher & Co.	12,365	320,377
National Financial Partners Corp.	29,600	89,984

		410,361
INSURANCE CARRIERS (3.08%)
Allstate Corp. (The)	4,910	160,852
American Equity Investment Life Holding Co.	29,300	205,100
American International Group, Inc.	12,765	20,041
EMC Insurance Group Inc.	13,610	349,096
Lincoln National Corp.	4,485	84,497
MBIA Inc.	4,690	19,088
Metlife Inc. .	8,705	303,456
Protective Life Corp.	4,215	60,485
WellPoint, Inc. (1)	4,222	177,873

		1,380,488
LUMBER AND WOOD PRODUCTS (0.13%)
Louisiana-Pacific Corp.	37,500	58,500

METAL MINING (3.94%)
Barrick Gold Corp.	24,946	917,264
Goldcorp Inc.	11,400	359,442
Newmont Mining Corp.	12,000	488,400

		1,765,106
MOTION PICTURES (1.01%)
News Corp.-Class A	17,040	154,894
Time Warner Inc.	29,390	295,663

		450,557
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.70%)
United Parcel Service, Inc.- Class B	5,675	313,033

NON-DEPOSITORY CREDIT INSTITUTIONS (0.08%)
SLM Corp. (1)	4,275	38,047

	Shares Held	Value

OIL AND GAS EXTRACTION (6.42%)
Anadarko Petroleum Corp.	10,200	$393,210
Apache Corp.	5,200	387,556
Baker Hughes Inc.	6,200	198,834
Devon Energy Corp.	4,600	302,266
Exterran Holdings, Inc. (1)	5,900	125,670
Helmerich & Payne, Inc.	14,600	332,150
Noble Corp.	8,600	189,716
Occidental Petroleum Corp.	6,800	407,932
Rowan Companies, Inc.	8,800	139,920
Transocean Ltd. (1)	3,100	146,475
Weatherford International Ltd. (1)	14,600	157,972
Whiting Petroleum Corp. (1)	2,700	90,342

		2,872,043
PAPER AND ALLIED PRODUCTS (1.33%)
AbitibiBowater Inc. (1)	66,897	31,442
Kimberly-Clark Corp.	10,720	565,373

		596,815
PERSONAL SERVICES (0.35%)
Cintas Corp.	6,770	157,267

PETROLEUM AND COAL PRODUCTS (4.00%)
Chevron Corp.	10,300	761,891
ConocoPhillips	10,257	531,313
Exxon Mobil Corp.	4,500	359,235
Valero Energy Corp.	6,300	136,332

		1,788,771
PRIMARY METAL INDUSTRIES (0.52%)
Corning Inc.	15,200	144,856
Olympic Steel, Inc.	4,400	89,628

		234,484
PRINTING AND PUBLISHING (0.27%)
E. W. Scripps Co. (The)-Class A	4,000	8,840
R. R. Donnelley & Sons Co.	8,110	110,134

		118,974
RAILROAD TRANSPORTATION (0.34%)
Union Pacific Corp.	3,140	150,092

REAL ESTATE (0.22%)
CB Richard Ellis Group, Inc.-Class A (1)	22,400	96,768

RETAIL-DRUG STORES AND PROPRIETARY STORES (0.62%)
Walgreen Co.	11,245	277,414

RETAIL-HOME FURNITURE AND FURNISHINGS STORES (0.96%)
Bed Bath & Beyond Inc. (1)	7,010	178,194
GameStop Corp. (1)	11,700	253,422

		431,616
SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.84%)
Quest Diagnostics Inc.	7,200	373,752

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
TOBACCO PRODUCTS (0.58%)
Philip Morris International Inc.	6,010	$261,495

TRANSPORTATION EQUIPMENT (2.96%)
Federal Signal Corp.	13,300	109,193
Honeywell International Inc.	18,835	618,353
ITT Corp.	13,020	598,790

		1,326,336
WHOLESALE TRADE — NONDURABLE GOODS (0.94%)
SUPERVALU Inc.	6,200	90,520
SYSCO Corp.	14,390	330,107

		420,627

Total Common Stocks (Cost $54,926,869)		42,269,183

SHORT-TERM INVESTMENTS (7.29%)
MONEY MARKET MUTUAL FUND (4.05%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $1,811,320)	1,811,320	1,811,320

	Principal Amount	Value
COMMERCIAL PAPER (2.01%)
NONDEPOSITORY INSTITUTIONS (1.12%)
General Electric Capital Corp., 1.00%, due 01/12/09	$400,000	$400,000

PETROLEUM AND COAL PRODUCTS (0.89%)
Chevron Corp., 0.15%, due 01/05/09	500,000	500,000

Total Commercial Paper (Cost $900,000)		900,000

UNITED STATES GOVERNMENT AGENCIES (1.23%)
Federal Home Loan Bank due 01/05/09	300,000	299,978
Federal Home Loan Bank due 01/07/09	250,000	249,977

Total United States Government Agencies (Cost $549,955 )		549,955

Total Short-Term Investments (Cost $3,261,275)		3,261,275

Total Investments (101.73%) (Cost $58,188,144)		45,530,458

OTHER ASSETS LESS LIABILITIES (-1.73%)
Cash, receivables, prepaid expense and other assets, less liabilities		(772,344)

Total Net Assets (100.00%)		$44,758,114

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

December 31, 2008

	Principal Amount	Value

CORPORATE BONDS (31.93%)
DEPOSITORY INSTITUTIONS (7.12%)
Comerica Bank, 5.20%, due 08/22/17	$1,000,000	$745,560
Fifth Third Bancorp, 5.45%, due 01/15/17	1,000,000	779,300
Huntington National Bank, 5.50%, due 02/15/16	700,000	521,164
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	1,116,330
Washington Mutual Bank, FA, 5.65%, due 08/15/14	750,000	75

		3,162,429
ELECTRIC, GAS AND SANITARY SERVICES (8.46%)
Oglethorpe Power Corp., 6.974%, due 06/30/11	366,000	396,707
PacifiCorp, 6.90%, due 11/15/11	750,000	789,000
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	1,500,000	1,692,300
Westar Energy, Inc., 5.15%, due 01/01/17	1,000,000	876,100

		3,754,107
FOOD AND KINDRED PRODUCTS (2.26%)
Diageo Capital plc, 4.375%, due 05/03/10	1,000,000	1,004,350

FOOD STORES (1.35%)
Ahold Finance U.S.A., LLC, 8.25%, due 07/15/10	600,000	599,616

FURNITURE AND FIXTURES (1.06%)
Steelcase Inc., 6.50%, due 08/15/11	500,000	470,890

HOLDING AND OTHER INVESTMENT OFFICES (0.95%)
Washington REIT, 5.25%, due 01/15/14	700,000	422,506

INSURANCE CARRIERS (3.73%)
Prudential Financial, Inc., 6.10%, due 06/15/17	1,500,000	1,231,065
SunAmerica Inc., 8.125%, due 04/28/23	700,000	423,325

		1,654,390
SECURITY AND COMMODITY BROKERS (4.15%)
Goldman Sachs Group, Inc. (The), 5.12%, due 01/15/15	900,000	822,330
Morgan Stanley-Series MTNC, MTNC, 5.125%, due 02/11/19	1,300,000	1,021,579

		1,843,909

	Principal Amount	Value

TOBACCO PRODUCTS (1.69%)
UST, Inc., 7.25%, due 06/01/09	$750,000	$751,268

TRANSPORTATION — BY AIR (1.06%)
Continental Airlines, Inc., Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	372,511	286,744
FedEx Corp. Pass-Through Certificates, 7.50%, due 01/15/18 .	184,028	183,767

		470,511
TRANSPORTATION EQUIPMENT (0.10%)
Ford Motor Co., 9.215%, due 09/15/21	150,000	41,742

Total Corporate Bonds (Cost $17,188,578) .		14,175,718

COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (1.27%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4, 6.09%, due 08/01/39 (cost $1,483,390) .	1,500,000	564,073

MORTGAGE-BACKED SECURITIES (55.28%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (19.20%)
3023 Class TG, 5.50%, due 08/01/35	1,277,280	1,301,075
3051 Class MY, 5.50%, due 10/01/25	1,000,000	1,009,160
Pool # A53146, 5.50%, due 10/01/36	1,779,184	1,823,460
Pool # A69436, 6.00%, due 12/01/37	848,754	874,700
Pool # G02562, 6.00%, due 01/01/37	1,216,714	1,254,978
Pool # G02648, 5.50%, due 12/01/36	1,256,584	1,287,855
Pool # G03803, 5.50%, due 01/01/38	951,190	974,808

		8,526,036
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (16.53%)
Pool # 50276, 9.50%, due 02/01/20	608	673
Pool # 256103, 5.50%, due 02/01/26	697,552	717,036
Pool # 257306, 5.50%, due 08/01/38	2,949,585	3,028,723
Pool # 897144, 6.00%, due 09/01/36	767,772	791,438

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO (continued)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (continued)
Pool # 906224, 5.50%, due 01/01/37	$1,520,081	$1,560,286
Pool # 928570, 6.00%, due 08/01/37	1,203,688	1,240,723

		7,338,879
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (19.55%)
2003-1 Class PE, 5.50%, due 07/01/32	1,000,000	1,033,770
2003-116 Class JC, 5.00%, due 05/01/30	1,000,000	1,014,472
Pool # 1512, 7.50%, due 12/01/23	11,884	12,552
Pool # 2631, 7.00%, due 08/01/28	16,825	17,735
Pool # 2658, 6.50%, due 10/01/28	30,818	32,449
Pool # 2701, 6.50%, due 01/01/29	39,185	41,266
Pool # 2796, 7.00%, due 08/01/29	30,237	31,857
Pool # 3039, 6.50%, due 02/01/31	11,893	12,528
Pool # 3040, 7.00%, due 02/01/31	19,345	20,366
Pool # 3188, 6.50%, due 01/01/32	69,103	72,794
Pool # 3239, 6.50%, due 05/01/32	67,438	71,039
Pool # 3261, 6.50%, due 07/01/32	128,470	135,330
Pool # 3320, 5.50%, due 12/01/32	561,102	578,739
Pool # 3333, 5.50%, due 01/01/33	461,826	476,127
Pool # 3375, 5.50%, due 04/01/33	69,408	71,558
Pool # 3390, 5.50%, due 05/01/33	303,071	312,456
Pool # 3403, 5.50%, due 06/01/33	515,900	531,876
Pool # 3458, 5.00%, due 10/01/33	477,168	490,110
Pool # 3499, 5.00%, due 01/01/34	726,896	746,479
Pool # 3556, 5.50%, due 05/01/34	735,994	758,314
Pool # 3623, 5.00%, due 10/01/34	1,206,976	1,239,494

	Principal Amount	Value
Pool # 22630, 6.50%, due 08/01/28	$17,320	$18,237
Pool # 276337, 10.00%, due 08/01/19	4,953	5,496
Pool # 643816, 6.00%, due 07/01/25	920,074	955,258

		8,680,302

Total Mortgage-Backed Securities (Cost $23,765,335)		24,545,217

SHORT-TERM INVESTMENTS (10.77%)
COMMERCIAL PAPER (1.13%)
PETROLEUM AND COAL PRODUCTS
Chevron Corp., 0.15%, due 01/05/09	500,000	500,000

Total Commercial Paper (Cost $500,000)		500,000

UNITED STATES GOVERNMENT AGENCIES (5.29%)
Federal Home Loan Bank, due 01/05/09	900,000	899,965
Federal Home Loan Bank, due 01/07/09	400,000	399,963
Federal Home Loan Bank, due 01/12/09	300,000	299,964
Federal National Mortgage Assoc., due 02/02/09	750,000	749,900

Total United States Government Agencies (Cost $2,349,792)		2,349,792

	Shares Held
MONEY MARKET MUTUAL FUND (4.35%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $1,932,359)	1,932,359	1,932,359

Total Short-Term Investments (Cost $4,782,151)		4,782,151

Total Investments (99.25%) (Cost $47,219,454)		44,067,159

OTHER ASSETS LESS LIABILITIES (0.75%)
Cash, receivables, prepaid expense and other assets, less liabilities		334,167

Total Net Assets (100.00%)		$44,401,326

(1)	Restricted Securities—securities exempt from registration under Rule 144A of the Securities Act of 1933:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 12/31/08, the carrying value of each unit was 74.422, representing $1,116,330 or 2.51% of total net assets.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

December 31, 2008

	Shares Held	Value

PREFERRED STOCKS (1.53%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $800,000)	32,000	$559,040

	Principal Amount
CORPORATE BONDS (68.30%)
APPAREL AND ACCESSORY STORES (3.27%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000	1,197,000

CHEMICALS AND ALLIED PRODUCTS (2.91%)
Chemtura Corp., 6.875%, due 06/01/16	1,700,000	858,500
Nova Chemicals, Ltd., 7.875%, due 09/15/25	800,000	206,936

		1,065,436
DEPOSITORY INSTITUTIONS (3.05%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	1,116,330

ELECTRIC, GAS AND SANITARY SERVICES (17.97%)
Avista Corp, 5.95%, due 06/01/18	1,400,000	1,515,836
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	1,500,000	1,597,290
Entergy Corp., 6.18%, due 03/01/35	1,700,000	1,460,504
ESI Tractebel Acquisition Corp., 7.99%, due 12/30/11	196,000	182,300
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	1,000,000	719,610
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	800,000	902,560
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	181,300	196,133

		6,574,233
FOOD STORES (3.86%)
Safeway Inc., 7.45%, due 09/15/27	1,200,000	1,412,664

FURNITURE AND FIXTURES (3.35%)
Steelcase Inc., 6.50%, due 08/15/11	1,300,000	1,224,314

HOLDING AND OTHER INVESTMENT OFFICES (11.92%)
First Industrial, L.P., 7.60%, due 07/15/28	700,000	499,373

	Principal Amount	Value

First Industrial, L.P., 7.75%, due 04/15/32	$500,000	$356,320
Hospitality Properties Trust, 6.75%, due 02/15/13	1,300,000	802,087
HRPT Properties, 6.25%, due 08/15/16	1,075,000	582,607
iStar Financial Inc.-Series B, 5.70%, due 03/01/14	1,171,000	352,260
Realty Income Corp., 6.75%, due 08/15/19	1,500,000	1,130,910
Rouse Company LP (The), 5.375%, due 11/26/13	2,000,000	638,260

		4,361,817
INSURANCE CARRIERS (1.34%)
PXRE Capital Trust, 8.85%, due 02/01/27	670,000	490,782

MOTION PICTURES (2.13%)
Time Warner Inc., 8.375%, due 03/15/23	800,000	779,176

PAPER AND ALLIED PRODUCTS (6.50%)
AbitibiBowater Inc., 9.375%, due 12/15/21	900,000	96,498
Cascades Inc., 7.25%, due 02/15/13	1,000,000	538,730
International Paper Co., 7.95%, due 06/15/18	1,000,000	778,030
Potlatch Corp., 9.125%, due 12/01/09	900,000	962,640

		2,375,898
PIPELINES (4.00%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	1,600,000	1,461,376

TRANSPORTATION — BY AIR (2.09%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	1,087,656	762,740

WATER TRANSPORTATION (5.91%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000	901,857
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	1,000,000	1,260,070

		2,161,927

Total Corporate Bonds (Cost $32,969,824)		24,983,693

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO (continued)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (21.79%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (14.28%)
Pool # A53146, 5.50%, due 10/01/36	$622,713	$638,210
Pool # A69436, 6.00%, due 12/01/37	1,273,131	1,312,051
Pool # G02648, 5.50%, due 12/01/36	1,256,584	1,287,855
Pool # 3023, 5.50%, due 08/01/35	957,960	975,806
Pool # 3051, 5.50%, due 10/01/25	1,000,000	1,009,160

		5,223,082
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (7.51%)
Pool # 256103, 5.50%, due 02/01/26	697,552	717,036
Pool # 897144, 6.00%, due 09/01/36	767,772	791,437
Pool # 928570, 6.00%, due 08/01/37	1,203,688	1,240,723

		2,749,196
Total Mortgage-Backed Securities (Cost $7,741,117)		7,972,278

SHORT-TERM INVESTMENTS (6.86%)
UNITED STATES GOVERNMENT AGENCIES (1.91%)
Federal Home Loan Bank, due 01/12/09	700,000	699,917

Total United States Government Agencies (Cost $699,917)		699,917

COMMERCIAL PAPER (1.37%)
PETROLEUM AND COAL PRODUCTS (1.37%)
Chevron Corp., 0.15%, due 01/05/09	500,000	500,000

Total Commercial Paper (Cost $500,000)		500,000

	Shares Held	Value
MONEY MARKET MUTUAL FUND (3.58%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $1,309,134)	1,309,134	$1,309,134

Total Short-Term Investments (Cost $2,509,051)		2,509,051

Total Investments (98.48%) (Cost $44,019,992)		36,024,062

OTHER ASSETS LESS LIABILITIES (1.52%)
Cash, receivables, prepaid expense and other assets, less liabilities		557,402

Total Net Assets (100.00%)		$36,581,464

(1)	Restricted Securities—securities exempt from registration under Rule 144A of the Securities Act of 1933:

PNC Preferred FD, was purchased at 100.000 on 11/29/2006. As of 12/31/08, the carrying value of each unit was 74.422, representing $1,116,330 or 3.05% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 12/31/08, the carrying value of each unit was 126.007, representing $1,011,630 or 2.32% of total net assets. $1,260,070 or 3.44% of total net assets.

As of 12/31/08, the carrying value of all restricted securities was $2,376,400 or 6.49% of total net assets.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

December 31, 2008

	Shares Held	Value

COMMON STOCKS (67.60%)
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (0.01%)
Sonic Automotive, Inc.	2,510	$9,990

BUSINESS SERVICES (3.18%)
Automatic Data Processing, Inc.	11,300	444,542
eBay Inc. (1)	8,900	124,244
Microsoft Corp.	59,400	1,154,736
Oracle Corp. (1)	24,830	440,236
Taleo Corp. (1)	15,200	119,016

		2,282,774
CHEMICALS AND ALLIED PRODUCTS (12.70%)
Abbott Laboratories	21,600	1,152,792
Amgen Inc. (1)	3,900	225,225
Colgate-Palmolive Co.	7,430	509,252
Dow Chemical Co. (The)	13,965	210,732
E. I. du Pont de Nemours and Co.	22,875	578,738
Johnson & Johnson	33,612	2,011,006
K-V Pharmaceutical Co.-Class A (1)	12,600	36,288
Mylan Inc. (1)	35,550	351,590
Novartis AG	8,060	401,066
Pfizer Inc.	90,184	1,597,159
Procter & Gamble Co. (The)	13,605	841,061
Schering-Plough Corp.	15,700	267,371
Teva Pharmaceutical Industries Ltd.	11,399	485,255
Wyeth	11,800	442,618

		9,110,153
COMMUNICATIONS (2.11%)
AT&T Inc.	12,600	359,100
Comcast Corp.-Class A	13,590	229,399
Embarq Corp.	4,950	178,002
Sprint Nextel Corp. (1)	25,771	47,161
Verizon Communications Inc.	20,675	700,883

		1,514,545
DEPOSITORY INSTITUTIONS (2.31%)
Bank of America Corp.	17,202	242,204
Bank of New York Mellon Corp. (The)	12,683	359,309
Citigroup Inc.	19,822	133,006
National City Corp.	8,695	15,738
New York Community Bancorp, Inc.	44,834	536,215
U.S. Bancorp	12,895	322,504
Wachovia Corp.	8,328	46,137

		1,655,113
EATING AND DRINKING PLACES (0.21%)
Ruby Tuesday, Inc. (1)	96,000	149,760

ELECTRIC, GAS AND SANITARY SERVICES (4.69%)
Atmos Energy Corp.	22,952	543,962
Integrys Energy Group, Inc.	14,304	614,786

	Shares Held	Value

Pepco Holdings, Inc.	17,790	$315,950
Pinnacle West Capital Corp.	24,200	777,546
Tortoise Energy Capital Corp.	47,912	606,087
Waste Management, Inc.	15,400	510,356

		3,368,687
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.97%)
Advanced Micro Devices, Inc. (1)	65,000	140,400
Cisco Systems, Inc. (1)	35,830	584,029
General Electric Co.	106,965	1,732,833
Helen of Troy Ltd. (1)	12,334	214,118
Intel Corp.	42,000	615,720
Micron Technology, Inc. (1)	53,100	140,184
Technitrol, Inc.	40,700	141,636

		3,568,920
FABRICATED METAL PRODUCTS (0.50%)
Illinois Tool Works Inc.	10,155	355,933

FOOD AND KINDRED PRODUCTS (2.77%)
Coca-Cola Co. (The)	10,380	469,903
Diageo plc	7,200	408,528
Kraft Foods Inc.	15,399	413,463
PepsiCo, Inc.	12,650	692,841

		1,984,735
FORESTRY (0.80%)
Weyerhaeuser Co.	18,770	574,550

GENERAL MERCHANDISE STORES (1.81%)
Target Corp.	4,760	164,363
Wal-Mart Stores, Inc.	20,290	1,137,457

		1,301,820
HOLDING AND OTHER INVESTMENT OFFICES (0.69%)
H&Q Life Sciences Investors	19,539	168,817
iShares MSCI Japan Index	34,030	326,688

		495,505
INDUSTRIAL MACHINERY AND EQUIPMENT (3.46%)
3M Co.	20,305	1,168,350
Apple Inc. (1)	4,400	375,540
EMC Corp. (1)	36,800	385,296
Hewlett-Packard Co.	5,460	198,143
Ingersoll-Rand Co. Ltd.-Class A	20,634	358,000

		2,485,329
INSTRUMENTS AND RELATED PRODUCTS (2.08%)
Becton, Dickinson and Co.	6,235	426,412
Medtronic, Inc.	10,150	318,913
Stryker Corp.	5,140	205,343
Thermo Fisher Scientific Inc. (1)	7,840	267,109
Zimmer Holdings, Inc. (1)	6,750	272,835

		1,490,612

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
INSURANCE AGENTS, BROKERS AND SERVICE (0.63%)
Arthur J. Gallagher & Co.	17,455	$452,259

INSURANCE CARRIERS (3.58%)
Allstate Corp. (The)	7,140	233,906
American International Group, Inc.	8,375	13,149
EMC Insurance Group Inc.	43,593	1,118,160
Lincoln National Corp.	6,630	124,909
MetLife, Inc.	11,370	396,358
Old Republic International Corp.	31,100	370,712
Protective Life Corp.	6,225	89,329
WellPoint, Inc. (1)	5,328	224,469

		2,570,992
LUMBER AND WOOD PRODUCTS (0.13%)
Louisiana-Pacific Corp.	59,379	92,631

METAL MINING (3.96%)
Barrick Gold Corp.	57,916	2,129,571
Newmont Mining Corp.	17,500	712,250

		2,841,821
MOTION PICTURES (0.39%)
News Corp.	29,500	282,610

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.52%)
United Parcel Service, Inc.- Class B	6,720	370,675

NON-DEPOSITORY CREDIT INSTITUTIONS (0.06%)
SLM Corp. (1)	5,095	45,345

OIL AND GAS EXTRACTION (4.95%)
Anadarko Petroleum Corp.	13,700	528,135
Apache Corp.	6,700	499,351
Baker Hughes Inc.	8,700	279,009
Devon Energy Corp.	6,400	420,544
Occidental Petroleum Corp.	22,250	1,334,777
Rowan Companies, Inc.	16,700	265,530
Weatherford International Ltd. (1)	21,000	227,220

		3,554,566
PAPER AND ALLIED PRODUCTS (1.11%)
AbitibiBowater Inc. (1)	8,358	3,928
Kimberly-Clark Corp.	15,015	791,891

		795,819
PERSONAL SERVICES (0.31%)
Cintas Corp.	9,615	223,356

PETROLEUM AND COAL PRODUCTS (2.25%)
ConocoPhillips	17,170	889,406

	Shares Held	Value

Exxon Mobil Corp.	6,100	$486,963
Valero Energy Corp.	11,100	240,204

		1,616,573
PIPELINES (1.57%)
Kinder Morgan Management, LLC (1)	28,172	1,126,317

PRIMARY METAL INDUSTRY (0.49%)
Corning Inc.	21,900	208,707
Olympic Steel, Inc.	7,000	142,590

		351,297
PRINTING AND PUBLISHING (0.23%)
E.W. Scripps Co. (The)	6,400	14,144
R. R. Donnelley & Sons Co.	10,925	148,362

		162,506
REAL ESTATE (0.22%)
CB Richard Ellis Group, Inc. (1)	35,600	153,792

RETAIL-DRUG STORES AND PROPRIETARY STORES (0.54%)
Walgreen Co.	15,560	383,865

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.91%)
Quest Diagnostics Inc.	12,600	654,066

TOBACCO PRODUCTS (0.35%)
Philip Morris International Inc.	5,735	249,530

TRANSPORTATION EQUIPMENT (2.56%)
Federal Signal Corp.	36,400	298,844
Genuine Parts Co.	13,600	514,896
Honeywell International Inc.	16,905	554,991
ITT Corp.	10,190	468,638

		1,837,369
WHOLESALE TRADE — NONDURABLE GOODS (0.55%)
SYSCO Corp.	17,085	391,930

Total Common Stocks (Cost $59,602,205)		48,505,745

PUBLICLY-TRADED PARTNERSHIPS (1.59%)
PIPELINES
Buckeye Partners, L.P.	12,500	403,125
Enbridge Energy Partners, L.P.	12,200	311,100
Magellan Midstream Partners, L.P.	14,100	425,961

Total Publicly-Traded Partnerships (Cost $1,655,613)		1,140,186

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (27.30%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$2,250,000	$2,325,982
2003-11 Class QC, 5.50%, due 02/01/33	2,500,000	2,560,050
2003-71 Class AK, 5.00%, due 09/01/29	600,000	609,016
2006-116 Class JC, 5.00%, due 05/01/30	1,560,000	1,582,576
2004-22 Class BK, 3.47%, due 04/01/34	213,603	213,213
2004-26 Class GC, 5.00%, due 06/01/31	1,300,000	1,329,106
2004-72 Class DE, 5.00%, due 07/01/32	500,000	503,631
2004-76 Class VG, 5.00%, due 09/01/23	700,000	713,350
2004-89 Class KC, 4.00%, due 10/01/34	471,971	472,355
2004-105 Class PB, 5.00%, due 06/01/33	1,693,200	1,741,734
2004-105 Class VE, 5.50%, due 05/01/24	2,000,000	2,078,658
2004-109 Class WE, 5.00%, due 05/01/33	780,000	806,564
2005-44 Class KC, 5.00% due 04/01/31	1,500,000	1,523,398
2005-80 Class VC, 5.00%, due 05/01/29	1,000,000	1,009,091
2006-38 Class OG, 5.00%, due 06/01/36	1,448,667	1,479,653
Pool #2796, 7.00%, due 08/01/29	45,355	47,785
Pool #3040, 7.00%, due 02/01/31	24,182	25,457
Pool #3188, 6.50%, due 01/01/32	69,103	72,794
Pool #3239, 6.50%, due 05/01/32	112,943	118,974
Pool #3333, 5.50%, due 01/01/33	202,049	208,306
Pool #3403, 5.50%, due 06/01/33	162,630	167,666

Total Mortgage-Backed Securities (Cost $18,732,589)		19,589,359

	Principal Amount	Value
SHORT-TERM INVESTMENTS (4.69%)
UNITED STATES GOVERNMENT AGENCIES (1.62%)
Federal Home Loan Bank, due 01/12/09	$762,000	$761,909
Federal Home Loan Bank, due 01/15/09	400,000	399,922

Total United States Short Term Government Agencies (Cost $1,161,831)		1,161,831

	Shares Held
MONEY MARKET MUTUAL FUND (3.07%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $2,200,370)	2,200,370	2,200,370

Total Short-Term Investments (Cost $3,362,201)		3,362,201

Total Investments (101.18%) (Cost $83,352,608)		72,597,491

OTHER ASSETS LESS LIABILITIES (-1.18%)
Cash, receivables, prepaid expense and other assets, less liabilities		(844,871)

Total Net Assets (100.00%)		$71,752,620

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

December 31, 2008

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (95.03%)
COMMERCIAL PAPER (9.78%)
NONDEPOSITORY INSTITUTIONS (4.89%)
General Electric Capital Corp., due 01/08/09	0.751%	$250,000	$250,000
General Electric Capital Corp., due 02/03/09	1.152	250,000	250,000
General Electric Capital Corp., due 02/06/09	0.701	225,000	225,000

			725,000

PETROLEUM AND COAL PRODUCTS (4.89%)
Chevron Corp., due 01/08/09	0.150	250,000	250,000
Chevron Corp., due 01/15/09	0.200	250,000	250,000
Chevron Corp., due 01/26/09	0.220	225,000	225,000

			725,000

Total Commercial Paper (Cost $1,450,000)			1,450,000

UNITED STATES GOVERNMENT AGENCIES (77.51%)
Federal Home Loan Bank, due 01/07/09	0.081	300,000	299,996
Federal Home Loan Bank, due 01/12/09	1.118	400,000	399,865
Federal Home Loan Bank, due 01/16/09	0.396	300,000	299,951
Federal Home Loan Bank, due 01/30/09	0.812	250,000	249,839
Federal Home Loan Bank, due 02/02/09	0.507	300,000	299,867
Federal Home Loan Bank, due 02/04/09	0.172	400,000	399,936
Federal Home Loan Bank, due 02/06/09	0.112	600,000	599,934
Federal Home Loan Bank, due 02/24/09	0.183	600,000	599,838
Federal Home Loan Bank, due 03/04/09	0.183	300,000	299,907
Federal Home Loan Bank, due 03/05/09	0.183	700,000	699,779
Federal Home Loan Bank, due 03/25/09	0.081	150,000	149,972
Federal Home Loan Mortgage Corp., due 01/02/09	0.456	250,000	249,997
Federal Home Loan Mortgage Corp., due 01/06/09	0.304	300,000	299,988
Federal Home Loan Mortgage Corp., due 01/12/09	2.139	400,000	399,742
Federal Home Loan Mortgage Corp., due 01/14/09	0.355	300,000	299,962
Federal Home Loan Mortgage Corp., due 01/21/09	2.242	300,000	299,632
Federal Home Loan Mortgage Corp., due 01/23/09	2.294	400,000	399,448
Federal Home Loan Mortgage Corp., due 02/17/09	0.101	500,000	499,935
Federal Home Loan Mortgage Corp., due 03/02/09	1.399	700,000	698,394
Federal National Mortgage Assoc., due 01/05/09	0.953	900,000	899,906
Federal National Mortgage Assoc., due 01/07/09	2.037	250,000	249,916
Federal National Mortgage Assoc., due 01/20/09	1.989	300,000	299,690
Federal National Mortgage Assoc., due 02/05/09	0.152	500,000	499,927
Federal National Mortgage Assoc., due 02/11/09	0.259	900,000	899,738
Federal National Mortgage Assoc., due 02/18/09	0.162	500,000	499,893
Federal National Mortgage Assoc., due 05/26/09	0.254	700,000	699,295

Total United States Government Agencies (Cost $11,494,347)			11,494,347

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO (continued)

	Annualized Yield on Purchase Date	Principal Amount	Value

UNITED STATES TREASURY OBLIGATIONS (7.74%)
U.S. Treasury Bills, due 03/05/09	1.070%	$400,000	$399,263
U.S. Treasury Bills, due 03/26/09	1.070	750,000	748,157

Total United States Treasury Obligations (Cost $1,147,420)			1,147,420

Total Short-Term Investments (Cost $14,091,767)			14,091,767

OTHER ASSETS LESS LIABILITIES (4.97%)
Cash, receivables, prepaid expense and other assets, less liabilities			736,764

Total Net Assets (100.00%)			$14,828,531

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

December 31, 2008

	Shares Held	Value

COMMON STOCKS (95.90%)
BUSINESS SERVICES (4.45%)
Microsoft Corp.	91,883	$1,786,206
Oracle Corp. (1)	57,149	1,013,252

		2,799,458
CHEMICALS AND ALLIED PRODUCTS (19.17%)
Abbott Laboratories	24,755	1,321,174
Amgen Inc. (1)	17,835	1,029,971
Bristol-Myers Squibb Co.	41,053	954,482
Colgate-Palmolive Co.	6,950	476,353
Dow Chemical Co. (The)	10,505	158,520
E. I. du Pont de Nemours and Co.	15,756	398,627
Eli Lilly and Co.	17,662	711,249
Johnson & Johnson	42,710	2,555,339
Merck & Co., Inc.	31,708	963,923
Pfizer Inc.	44,377	785,917
Procter & Gamble Co. (The)	43,542	2,691,766

		12,047,321
COMMUNICATIONS (4.96%)
AT&T Inc.	34,855	993,368
CBS Corp.-Class B	12,084	98,968
Comcast Corp.-Class A	33,054	557,952
Verizon Communications Inc.	36,562	1,239,452
Viacom Inc.-Class B (1)	12,084	230,321

		3,120,061
DEPOSITORY INSTITUTIONS (5.92%)
Bank of America Corp.	45,666	642,977
Citigroup Inc.	48,341	324,368
JPMorgan Chase & Co.	46,325	1,460,627
Wachovia Corp.	25,460	141,048
Wells Fargo & Co.	39,005	1,149,867

		3,718,887
EATING AND DRINKING PLACES (4.40%)
McDonald’s Corp.	44,467	2,765,403

ELECTRIC, GAS AND SANITARY SERVICES (3.38%)
Exelon Corp.	24,105	1,340,479
Southern Co. (The)	21,215	784,955

		2,125,434
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.00%)
Cisco Systems, Inc. (1)	61,023	994,675
General Electric Co.	84,256	1,364,947
Intel Corp.	57,041	836,221
Motorola, Inc.	37,189	164,747
Texas Instruments Inc.	26,461	410,675

		3,771,265
FOOD AND KINDRED PRODUCTS (4.69%)
Coca-Cola Co. (The)	31,034	1,404,909

	Shares Held	Value

Kraft Foods Inc.	26,424	$709,484
PepsiCo, Inc.	15,208	832,942

		2,947,335
FORESTRY (0.31%)
Weyerhaeuser Co.	6,270	191,925

GENERAL MERCHANDISE STORES (4.38%)
Target Corp.	11,900	410,907
Wal-Mart Stores, Inc.	41,773	2,341,794

		2,752,701
INDUSTRIAL MACHINERY AND EQUIPMENT (9.37%)
3M Co.	17,453	1,004,246
Applied Materials, Inc.	23,520	238,258
Caterpillar Inc.	28,044	1,252,725
Dell Inc. (1)	30,585	313,190
EMC Corp. (1)	37,308	390,615
Hewlett-Packard Co.	40,454	1,468,076
International Business Machines Corp.	14,526	1,222,508

		5,889,618
MOTION PICTURES (2.09%)
Time Warner Inc.	49,492	497,890
Walt Disney Co. (The)	36,092	818,928

		1,316,818
NON-DEPOSITORY CREDIT INSTITUTIONS (1.61%)
American Express Co.	54,692	1,014,537

PETROLEUM AND COAL PRODUCTS (13.42%)
Chevron Corp.	38,610	2,855,982
Exxon Mobil Corp.	69,936	5,582,991

		8,438,973
PRIMARY METAL INDUSTRIES (0.54%)
Alcoa Inc.	30,278	340,930

SECURITY AND COMMODITY BROKERS (0.38%)
Ameriprise Financial, Inc.	10,349	241,753

TOBACCO PRODUCTS (3.56%)
Altria Group, Inc.	38,185	575,066
Philip Morris International Inc.	38,185	1,661,429

		2,236,495
TRANSPORTATION EQUIPMENT (7.27%)
Boeing Co. (The)	26,912	1,148,335
General Motors Corp.	16,365	52,368
Honeywell International Inc.	37,254	1,223,049
United Technologies Corp.	40,007	2,144,375

		4,568,127

Total Common Stocks (Cost $59,874,656)		60,287,041

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO (continued)

	Shares Held	Value
SHORT-TERM INVESTMENTS (3.95%)
MONEY MARKET MUTUAL FUND (2.99%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $1,881,005)	1,881,005	$1,881,005

	Principal Amount
UNITED STATES GOVERNMENT AGENCIES (0.96%)
Federal Home Loan Bank, due 01/15/09	$400,000	399,922
Federal National Mortgage Assoc., due 01/05/09	200,000	199,989

Total United States Government Agencies (Cost $599,911)		599,911

Total Short-Term Investments (Cost $2,480,916)		2,480,916

Total Investments (99.85%) (Cost $62,355,572)		62,767,957

OTHER ASSETS LESS LIABILITIES (0.15%)
Cash, receivables, prepaid expense and other assets, less liabilities		93,731

Total Net Assets (100.00%)		$62,861,688

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

1.	Significant Accounting Policies

Organization

EquiTrust Variable Insurance Series Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company, or mutual fund. The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). The Fund offers Initial Class (IC) and Service Class (SC) shares. The Fund began offering SC shares on June 1, 2008. Shares of the Fund are sold only to certain life insurance companies’ separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company and EquiTrust Life Insurance Company (see Note 3).

SC shares are charged distribution fees while IC shares are not. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio, except SC shares have separate and exclusive voting rights with respect to the Fund’s Rule 12b-1 Plan. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the SC shares). In addition, the Board of Trustees of the Fund declares separate dividends on each class of shares.

The Fund allocates daily all income, expenses (other than distribution fees which are only charged to SC shares), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses not directly attributed to a Portfolio are apportioned among each of the Portfolios based upon the relative value of each Portfolio. Expenses specifically attributable to a particular class are charged directly to such class.

Security Valuation

All Portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Trustees. Short-term investments are valued at market value, except that obligations maturing in one year or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond and Strategic Yield Portfolios, that Portfolio’s net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the Money Market Portfolio, each day the net asset value per share is calculated, net investment income and any realized gains and losses from investment transactions will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other Portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for certain basis adjustments resulting from taxable mergers. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the Board of Trustees, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

New Accounting Pronouncements

Effective January 1, 2008, the Fund adopted Statement on Financial Accounting Standards (Statement) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. See Note 4, “Fair Value”, for detailed information regarding fair value measurements.

2.	Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. As of December 31, 2008, the Fund is not aware of any uncertain tax positions. The Fund is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for tax years prior to 2005.

As of December 31, 2008, the following Portfolios had approximate net capital loss carryforwards set forth below:

	Portfolio
Net Capital Loss Carryforwards Expire In:	Value Growth	Strategic Yield	Managed	Blue Chip
2010	$—	$1,495,000	$—	$—
2011	—	571,000	—	3,950,000
2012	—	—	—	556,000
2013	—	—	—	60,000
2016	1,382,000	1,000	96,000	1,902,000

	$1,382,000	$2,067,000	$96,000	$6,468,000

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

2.	Federal Income Taxes (continued)

The tax character of distributions for the years indicated were as follows:

	Year Ended December 31, 2008		Year Ended December 31, 2007
Portfolio	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Value Growth	$1,619,864	$2,618,689	$1,163,459	$2,257,123
High Grade Bond	2,306,210	19,907	2,247,831	21,030
Strategic Yield	2,679,829	—	2,722,242	—
Managed	3,407,968	3,312,665	3,009,167	3,632,708
Money Market	304,445	—	670,368	—
Blue Chip	1,916,168	—	1,750,924	—

The Fund designates long-term capital gain dividends per Internal Revenue Code Section 852(b)(3)(C). Distributions of short-term capital gain are treated as ordinary income distributions for tax purposes.

As of December 31, 2008, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities, except as follows:

	Portfolio
	Value Growth	Strategic Yield	Managed
Undistributed ordinary income	$953,655	$7,750	$2,336,486
Accumulated capital losses	(1,382,434)	(2,067,256)	(96,051)
Net unrealized depreciation of investments	(12,456,279)	(7,995,930)	(10,614,280)
Other timing differences	—	(7,750)	—

Total accumulated deficit	$(12,885,058)	$(10,063,186)	$(8,373,845)

The primary differences between book-basis and tax-basis components of total accumulated deficit above in the Value Growth and Managed Portfolios are attributable to taxable spinoffs, mergers and corporate inversions. The Strategic Yield Portfolio held a trust preferred security which accrues income for tax purposes and not financial reporting purposes.

3.	Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”) relating to the management of the Portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each Portfolio’s average daily net assets as follows: Value Growth Portfolio — 0.45%; High Grade Bond Portfolio — 0.30%; Strategic Yield Portfolio — 0.45%; Managed Portfolio — 0.45%; Money Market Portfolio — 0.25% ; and Blue Chip Portfolio — 0.20%, and (2) accounting fees, which are based on each Portfolio’s daily net assets at an annual rate of 0.05%, with a maximum per Portfolio annual expense of $30,000.

The Fund has entered into agreements with EquiTrust Investment whereby EquiTrust Investment also serves as the Fund’s shareholder service, transfer and dividend disbursing agent. EquiTrust Marketing Services, LLC serves as the principal underwriter and distributor. Pursuant to these agreements, SC pays a 12B-1 distribution fee at an annual rate of 0.25% of the average daily net asset value attributable to the class of shares. There are no other fees paid by the Fund associated with these services.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

3.	Management Contract and Transactions with Affiliates (continued)

Beginning December 19, 2008, EquiTrust Investment voluntarily waived management fees on the Money Market Portfolio. The fees waived totaled $1,311 for IC and $18 for SC, respectively, for the year ended December 31, 2008.

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes and extraordinary expenses) in excess of 1.50% of each Portfolio’s average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the Portfolio for such period. During the year ended December 31, 2008, EquiTrust Investment further agreed to reimburse any IC Portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65%. For the year ended December 31, 2008, no expense reimbursements were made to the Fund by EquiTrust Investment.

Certain officers and trustees of the Fund are also officers of EquiTrust Investment, Farm Bureau Life Insurance Company and other affiliated entities. As of December 31, 2008, the total number of the shares of each Portfolio owned by Farm Bureau Life Insurance Company, EquiTrust Life Insurance Company and related separate accounts were as follows:

IC Portfolio	Shares
Value Growth	4,435,127
High Grade Bond	3,768,743
Strategic Yield	4,108,828
Managed	5,582,322
Money Market	11,635,586
Blue Chip	2,069,214

SC Portfolio	Shares
Value Growth	16,617
High Grade Bond	293,704
Strategic Yield	31,689
Managed	59,539
Money Market	110,141
Blue Chip	25,058

4.	Fair Value

As discussed in Note 1, Statement No. 157, “Fair Value Measurements,” defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities on the measurement date

•	Level 2 — Other significant observable inputs (including quoted prices in active markets for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of the investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At January 1, 2008 and December 31, 2008, there were no valuation inputs classified as level 3.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

4.	Fair Value (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2008:

	Investments in Securities
Valuation Inputs	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
Level 1—Quoted Prices	$44,080,503	$1,932,359	$1,868,174	$51,846,301	$—	$62,168,046
Level 2—Other Significant Observable Inputs	1,449,955	42,134,800	34,155,888	20,751,190	14,091,767	599,911
Level 3—Significant Unobservable Inputs	—	—	—	—	—	—

Total	$45,530,458	$44,067,159	$36,024,062	$72,597,491	$14,091,767	$62,767,957

5.	Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians’ fees through credits earned by the Funds’ cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

6.	Capital Share Transactions

Transactions in shares of beneficial interest for each Portfolio were as follows:

	Shares Sold		Shares Issued In Reinvestment of Dividends and Distributions		Shares Redeemed		Net Increase (Decrease)
Portfolio	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended December 31, 2008:
Value Growth IC	224,215	$2,803,884	319,650	$4,238,553	500,351	$6,070,197	43,514	$972,240
Value Growth SC	17,255	196,425	—	—	638	7,008	16,617	189,417
High Grade Bond IC	522,199	5,182,828	235,136	2,287,353	911,310	8,753,835	(153,975)	(1,283,654)
High Grade Bond SC	331,619	3,163,028	4,114	38,626	40,225	383,565	295,508	2,818,089
Strategic Yield IC	499,480	4,281,839	324,019	2,675,714	1,017,174	8,377,138	(193,675)	(1,419,585)
Strategic Yield SC	32,472	259,198	517	3,940	1,300	10,368	31,689	252,770
Managed IC	216,726	3,069,388	462,853	6,720,633	770,904	10,584,433	(91,325)	(794,412)
Managed SC	63,223	793,850	—	—	3,684	50,227	59,539	743,623
Money Market IC	28,454,476	28,454,476	280,319	280,319	30,567,209	30,567,209	(1,832,414)	(1,832,414)
Money Market SC	397,179	397,179	381	381	200,469	200,469	197,091	197,091
Blue Chip IC	109,673	3,962,079	49,488	1,916,168	244,168	8,648,468	(85,007)	(2,770,221)
Blue Chip SC	27,401	906,330	—	—	2,343	79,190	25,058	827,140

Year Ended December 31, 2007:
Value Growth IC	315,759	$4,743,978	238,534	$3,420,582	401,982	$6,045,822	152,311	$2,118,738
High Grade Bond IC	823,371	8,291,582	225,005	2,268,861	391,457	3,946,227	656,919	6,614,216
Strategic Yield IC	757,336	6,886,780	299,636	2,722,242	507,961	4,620,309	549,011	4,988,713
Managed IC	364,695	5,762,999	438,408	6,641,875	501,851	7,947,767	301,252	4,457,107
Money Market IC	59,151,850	59,151,850	611,918	611,918	51,856,896	51,856,896	7,906,872	7,906,872
Blue Chip IC	162,130	6,821,860	43,697	1,750,924	194,153	8,125,772	11,674	447,012

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

7.	Investment Transactions

For the year ended December 31, 2008, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales
Value Growth	$17,946,454	$12,986,112
High Grade Bond	1,495,695	1,422,512
Strategic Yield	6,342,656	1,114,037
Managed	18,655,410	5,526,504
Blue Chip	1,953,809	926,063

The basis of the Fund’s investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes as of December 31, 2008, by Portfolio, was composed of the following:

	Tax Cost of Investments in Securities	Gross Unrealized		Net Unrealized Appreciation (Depreciation) of Investments

Portfolio		Appreciation	Depreciation
Value Growth	$57,986,737	$3,475,802	$15,932,081	$(12,456,279)
High Grade Bond	47,219,454	1,050,367	4,202,662	(3,152,295)
Strategic Yield	44,019,992	1,052,448	9,048,378	(7,995,930)
Managed	83,211,771	5,985,003	16,599,283	(10,614,280)
Blue Chip	62,355,572	18,021,143	17,608,758	412,385

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments’ carrying value.

8.	Dividends and Distributions to Shareholders

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

	Portfolio
	High Grade Bond		Strategic Yield		Money Market
Payable Date	IC	SC	IC	SC	IC	SC
January 31, 2008	$0.0434	$—	$0.0429	$—	$0.0032	$—
February 29, 2008	0.0406	—	0.0432	—	0.0024	—
March 31, 2008	0.0408	—	0.0411	—	0.0020	—
April 30, 2008	0.0400	—	0.0415	—	0.0015	—
May 30, 2008	0.0381	—	0.0436	—	0.0014	—
June 30, 2008	0.0425	0.0413	0.0449	0.0434	0.0014	0.0013
July 31, 2008	0.0410	0.0391	0.0432	0.0416	0.0015	0.0013
August 29, 2008	0.0380	0.0361	0.0432	0.0417	0.0015	0.0013
September 30, 2008	0.0419	0.0398	0.0456	0.0438	0.0016	0.0014
October 31, 2008	0.0410	0.0391	0.0441	0.0425	0.0013	0.0011
November 26, 2008	0.0327	0.0312	0.0421	0.0408	0.0007	0.0005
December 31, 2008	0.0453	0.0431	0.0505	0.0487	0.0005	0.0002

Total dividends per share	$0.4853	$0.2697	$0.5259	$0.3025	$0.0190	$0.0071

None of the ordinary income dividends qualify for the dividends received deduction by corporate shareholders for the High Grade Bond, Strategic Yield and Money Market Portfolios.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

8.	Dividends and Distributions to Shareholders (continued)

In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the year ended December 31, 2008 for the following Portfolios:

Ordinary Income Dividends:

	Declaration Date	Record Date	Payable Date	Amount Per Share
Portfolio				IC	SC
Value Growth	1/23/08	1/23/08	1/24/08	$0.3333	$—
Managed	1/23/08	1/23/08	1/24/08	0.5593	—
Blue Chip	1/23/08	1/23/08	1/24/08	0.8613	—

The percentages of income dividends qualifying for the dividends received deduction by corporate shareholders for the Value Growth, Managed and Blue Chip Portfolios are 86%, 51% and 100%, respectively.

Short-Term Capital Gains Distributions:

	Declaration Date	Record Date	Payable Date	Amount Per Share
Portfolio				IC	SC
Value Growth	1/23/08	1/23/08	1/24/08	$0.0261	$—
Managed	1/23/08	1/23/08	1/24/08	0.0084	—

The character of the short-term capital gain distributions were treated as ordinary for tax purposes.

Long-Term Capital Gains Distributions:

	Declaration Date	Record Date	Payable Date	Amount Per Share
Portfolio				IC	SC
Value Growth	1/23/08	1/23/08	1/24/08	$0.5810	$—
High Grade Bond	1/23/08	1/23/08	1/24/08	0.0043	—
Managed	1/23/08	1/23/08	1/24/08	0.5518	—

EQUITRUST VARIABLE INSURANCE SERIES FUND

FINANCIAL HIGHLIGHTS

Years Ended December 31, 2008, 2007, 2006, 2005 and 2004

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Invest- ment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Value Growth Portfolio
Initial Class:
2008	$15.06	$0.21		$(4.53)	$(4.32)	$(0.33)	$(0.61)	$(0.94)
2007	15.09	0.33		0.43	0.76	(0.27)	(0.52)	(0.79)
2006	13.65	0.27		1.36	1.63	(0.19)	—	(0.19)
2005	12.98	0.19		0.63	0.82	(0.15)	—	(0.15)
2004	11.76	0.15		1.20	1.35	(0.13)	—	(0.13)
Service Class:
2008(3)	$13.97	$0.05		$(4.23)	$(4.18)	$—	$—	$—
High Grade Bond Portfolio
Initial Class:
2008	$10.12	$0.49		$(0.65)	$(0.16)	$(0.49)	$—	$(0.49)
2007	10.12	0.53		0.01	0.54	(0.53)	(0.01)	(0.54)
2006	10.16	0.51		(0.04)	0.47	(0.51)	—	(0.51)
2005	10.38	0.47		(0.20)	0.27	(0.47)	(0.02)	(0.49)
2004	10.42	0.45		—	0.45	(0.45)	(0.04)	(0.49)
Service Class:
2008(3)	$9.87	$0.27		$(0.40)	$(0.13)	$(0.27)	$—	$(0.27)
Strategic Yield Portfolio
Initial Class:
2008	$8.94	$0.53		$(1.48)	$(0.95)	$(0.53)	$—	$(0.53)
2007	9.19	0.57		(0.25)	0.32	(0.57)	—	(0.57)
2006	9.14	0.55		0.05	0.60	(0.55)	—	(0.55)
2005	9.37	0.53		(0.23)	0.30	(0.53)	—	(0.53)
2004	9.13	0.55		0.24	0.79	(0.55)	—	(0.55)
Service Class:
2008(3)	$8.60	$0.30		$(1.14)	$(0.84)	$(0.30)	$—	$(0.30)
Managed Portfolio
Initial Class:
2008	$16.05	$0.40		$(3.40)	$(3.00)	$(0.56)	$(0.56)	$(1.12)
2007	16.32	0.56		0.33	0.89	(0.46)	(0.70)	(1.16)
2006	15.80	0.49		1.28	1.77	(0.37)	(0.88)	(1.25)
2005	15.67	0.35		0.32	0.67	(0.27)	(0.27)	(0.54)
2004	14.73	0.27		0.97	1.24	(0.30)	—	(0.30)
Service Class:
2008(3)	$14.99	$0.06		$(3.14)	$(3.08)	$—	$—	$—
Money Market Portfolio
Initial Class:
2008	$1.00	$0.02	(2)	$—	$0.02	$(0.02)	$—	$(0.02)
2007	1.00	0.05		—	0.05	(0.05)	—	(0.05)
2006	1.00	0.04		—	0.04	(0.04)	—	(0.04)
2005	1.00	0.02		—	0.02	(0.02)	—	(0.02)
2004	1.00	0.01		—	0.01	(0.01)	—	(0.01)
Service Class:
2008(3)	$1.00	$0.01	(2)	$—	$0.01	$(0.01)	$—	$(0.01)
Blue Chip Portfolio
Initial Class:
2008	$42.41	$0.91		$(13.55)	$(12.64)	$(0.86)	$—	$(0.86)
2007	40.61	0.86		1.73	2.59	(0.79)	—	(0.79)
2006	35.27	0.79		5.25	6.04	(0.70)	—	(0.70)
2005	35.17	0.70		0.07	0.77	(0.67)	—	(0.67)
2004	33.65	0.67		1.35	2.02	(0.50)	—	(0.50)
Service Class:
2008(3)	$39.44	$0.23		$(10.80)	$(10.57)	$—	$—	$—

		Ratios/Supplemental Data
Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets (3)	Ratio of Net Expenses to Average Net Assets (3)	Ratio of Net Investment Income to Average Net Assets (3)	Portfolio Turnover Rate

$9.80	(30.31)%	$44,595	0.58%	0.58%	1.62%	24%
15.06	5.27%	67,870	0.55%	0.55%	2.20%	17%
15.09	12.07%	65,712	0.58%	0.58%	1.88%	30%
13.65	6.41%	60,223	0.58%	0.58%	1.42%	18%
12.98	11.53%	58,354	0.58%	0.58%	1.22%	17%

$9.79	(29.92)%	$163	0.84%	0.84%	1.70%	24%

$9.47	(1.60)%	$41,603	0.43%	0.43%	5.00%	17%
10.12	5.48%	46,039	0.42%	0.42%	5.30%	11%
10.12	4.78%	39,371	0.44%	0.44%	5.08%	17%
10.16	2.65%	34,946	0.45%	0.45%	4.63%	12%
10.38	4.30%	29,980	0.45%	0.45%	4.34%	26%

$9.47	(1.30)%	$2,799	0.68%	0.68%	4.87%	17%

$7.46	(11.08)%	$36,345	0.58%	0.58%	6.28%	11%
8.94	3.56%	45,247	0.57%	0.57%	6.26%	17%
9.19	6.79%	41,481	0.58%	0.58%	6.04%	16%
9.14	3.26%	37,067	0.59%	0.59%	5.71%	1%
9.37	8.94%	30,637	0.59%	0.59%	5.98%	34%

$7.46	(9.90)%	$237	0.84%	0.84%	6.73%	11%

$11.93	(19.94)%	$71,044	0.55%	0.55%	2.70%	19%
16.05	5.87%	97,073	0.54%	0.54%	3.47%	14%
16.32	11.99%	93,796	0.55%	0.55%	2.98%	24%
15.80	4.53%	83,368	0.56%	0.56%	2.34%	24%
15.67	8.58%	74,876	0.56%	0.56%	1.87%	26%

$11.91	(20.55)%	$709	0.81%	0.81%	2.87%	19%

$1.00	1.91%	$14,631	0.46%	0.45%	1.92%	0%
1.00	4.71%	16,464	0.45%	0.45%	4.60%	0%
1.00	4.43%	8,557	0.54%	0.54%	4.37%	0%
1.00	2.50%	6,288	0.61%	0.61%	2.47%	0%
1.00	0.74%	6,592	0.56%	0.56%	0.72%	0%

$1.00	0.71%	$197	0.73%	0.69%	0.87%	0%

$28.91	(30.32)%	$62,138	0.31%	0.31%	2.46%	1%
42.41	6.49%	94,766	0.29%	0.29%	2.04%	2%
40.61	17.42%	90,261	0.31%	0.31%	2.07%	0%
35.27	2.29%	82,501	0.31%	0.31%	1.98%	0%
35.17	6.07%	84,960	0.30%	0.30%	2.00%	1%

$28.87	(26.80)%	$723	0.57%	0.57%	2.60%	1%

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL HIGHLIGHTS

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year.

(2) Without a voluntary waiver/reimbursement of a portion of expenses (see Note 3 to the financial statements) for the periods indicated, the following Portfolio would have had per share net investment income as shown:

	Year	Per Share Net Investment Income	Amount Reimbursed
Money Market Portfolio
Class IC	2008	$0.02	$1,311
Class SC	2008	$0.01	$18

(3) Service Class financial highlights are for the period June 1, 2008 to December 31, 2008. Respective ratios/supplemental data are computed on an annualized basis.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders

EquiTrust Variable Insurance Series Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of EquiTrust Variable Insurance Series Fund [comprising, respectively, the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios] as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the EquiTrust Variable Insurance Series Fund at December 31, 2008, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa

February 6, 2009

APPROVAL OF THE INVESTMENT ADVISORY CONTRACT

On November 24, 2008 the Board of Trustees, including a majority of the trustees who are not parties to or “interested persons” of either party to the investment advisory contract (the “independent trustees”), approved for continuance the Investment Advisory and Management Services Agreement as amended and restated May 21, 2003 between all Portfolios of EquiTrust Variable Insurance Series Fund (the “Fund”) and EquiTrust Investment Management Services, Inc. (“Adviser”) (the “Agreement”).

The Board of Trustees, including a majority of the independent trustees, determined that approval of the Agreement was in the best interests of the Fund. The independent trustees were assisted by independent legal counsel in making their determination.

The Board noted that the Adviser has managed each Portfolio since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders and that shareholders invested in the Portfolios are aware of the Adviser’s history as manager of the Portfolios and knowing the investment advisory fee schedule.

Nature, Quality and Extent of Services. With respect to the nature, quality and extent of the services provided by the Adviser to the Portfolios, the Board considered the functions performed by the Adviser and the personnel providing such services, the Adviser’s financial condition and the compliance regime created by the Adviser, including the fact that the Fund has had no material compliance issues.

The Board reviewed and discussed summaries and reports prepared by the Adviser containing information on each Portfolio’s total returns and average annual total returns over various periods of time, including reports that contained comparisons of Initial Class Share Portfolios to a peer group of funds pursuing broadly similar strategies and the Morningstar rating. The Board concluded that as to each Portfolio, the investment performance was satisfactory, and in some cases, good relative to the peer group of mutual funds included in the reports. Based on the information provided, the Board concluded that the nature and extent of services provided to each Portfolio were appropriate and that the quality was good.

Fees and Expenses. The Board reviewed the amounts paid to the Adviser for advisory services. The Board compared the Initial Class Share Portfolios’ management fees and expense ratios with other registered funds pursuing broadly similar strategies as included in reports prepared by the Adviser. The Board also reviewed a report management uses to review and evaluate expenses. This information showed that the advisory fee of each Initial Class Share Portfolio was below average compared to other mutual funds pursuing broadly similar strategies. This information also showed that the expense ratios of each Initial Class Share Portfolio were below average compared to similar mutual funds. The Board received information from the Adviser regarding the Adviser’s standard advisory fee schedules for the Adviser’s other clients. With respect to the Adviser’s other clients, the Board considered that the mix of services provided and the level of responsibility required under the Agreement with the Fund were different than the Adviser’s obligations for similar client accounts and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. With respect to other EquiTrust funds, the Board considered differences in fund and fee structures in light of the different distribution channels of the funds. The Board also considered that the Adviser has reimbursed expenses for the Portfolios over various periods of times. Based on the information considered, the Board concluded that each Portfolio’s advisory fee was reasonable and appropriate in amount given the quality of services provided.

Profitability. With respect to the costs of services provided and profits realized by the Adviser, the Board considered the advisory fees received by the Adviser from each Portfolio and received from the Adviser information on each Portfolio’s net assets and expense ratios over a ten-year period. The Board also considered the fact that the Adviser continues to be subject to an expense reimbursement agreement and that the Adviser has kept expenses at a reasonable level. Based on this information, the Board concluded for each Portfolio that the Adviser’s profitability was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Portfolio grows and whether fee levels reflect economies of scale for the benefit of Portfolio shareholders. The Board noted that the High Grade Bond, Strategic Yield and Value Growth Portfolios have advisory fee breakpoints designed to share economies of scale with shareholders. The Board also considered that the current size of each Portfolio does not lend itself to economies of scale. The Board concluded, with respect to each of the Portfolios, that the total expense ratios were reasonable.

Other Benefits to the Adviser and its Affiliates. The Board considered the character and amount of other incidental benefits received by the Adviser and its affiliates from their relationship with the Fund, including fees received by the Adviser for accounting services, shareholder services, dividend disbursing and transfer agent services and fees received by an affiliate of the Adviser for distribution services. The Board also considered the Adviser’s placement of trades for the Fund’s portfolios with certain broker-dealers that provide research products and services, in addition to the execution of the securities transactions. In doing so, the Board considered the Adviser’s determination that the level and amount of such commissions were reasonable in relation to the value and type of research received, the benefit of the research to the portfolio managers in the performance of their investment decision-making responsibilities and, in turn, the Portfolios, the research is eligible research under the SEC’s guidelines and some of the research may not be available for purchase with hard dollars, and the use of traders and quality of execution and other brokerage services available through such broker-dealers. The Board concluded that, taking into account these benefits, the Portfolios’ advisory fees were reasonable.

Based on all of the information considered and the conclusions reached, the Board determined to approve the Agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Information on Proxy Voting:

The Fund has delegated the authority to vote proxies related to the its Portfolio securities to the Fund’s investment adviser, EquiTrust Investment Management Services, Inc.. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2008 is available without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

Form N-Q Disclosure:

The Fund files a complete schedule of Portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

OFFICERS AND TRUSTEES

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Persons(2)

Craig A. Lang (57)	President and Trustee	Since 2002	Chairman and Director, FBL Financial Group, Inc.; Mr. Lang serves as an officer and/or director/trustee of various affiliates of the foregoing. Dairy Farmer; past Chairman, Grow Iowa Values Fund; past Director, Iowa Department of Economic Development, Cattlemen’s Beef Board and Growmark, Inc.	13	Director, Farm Bureau Bank (San Antonio, Texas), Iowa Telecommunications Services, Inc. (Newton, Iowa) Member, Iowa Boad of Regents.

James W. Noyce (53)	Vice President and Trustee Chief Financial Officer and Treasurer	Since 2007 1996-2007	Chief Executive Officer and Class A Director, FBL Financial Group, Inc. and other affiliates of the foregoing; Chief Executive Officer and Director/Manager, EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC; Vice President and Director/Trustee, EquiTrust Mutual Funds; President, Chief Executive Officer and Director, FBL Leasing Services, Inc.; Vice President, Western Computer Services, Inc.; Vice President and Director Crop1 Insurance Direct, Inc.	13	Director, Berthel Fisher & Company, Inc. and Berthel Fisher & Company Financial Services, Inc.

Dennis M. Marker (57)	Chief Executive Officer	Since 1982	Vice President-Investment Administration, FBL Financial Group, Inc. and other affiliates of the foregoing; Chief Compliance Officer, Vice President-Investment Administration and Director/Manager, EquiTrust Investment Services, Inc. and EquiTrust Marketing Services, LLC; Chief Executive Officer, EquiTrust Mutual Funds; Vice President and Director, FBL Leasing Services, Inc.

James P. Brannen (46)	Chief Financial Officer and Treasurer	Since 2007	Chief Financial Officer and Chief Administrative Officer, Treasurer, FBL Financial Group, Inc. and other affiliates of the foregoing; Chief Financial Officer, Treasurer and Director/Manager, EquiTrust Investment Services, Inc. and EquiTrust Marketing Services, LLC; Chief Financial Officer and Treasurer, EquiTrust Mutual Funds; Chief Financial Officer, Chief Administrative Officer, Treasurer and Director, FBL Leasing Services, Inc.; Chief Administrative Officer, Treasurer, Crop1 Insurance Direct, Inc.

Richard J. Kypta (56)	Executive Vice President and General Counsel	Since 2007	Executive Vice President – Farm Bureau Life, General Counsel and Secretary FBL Financial Group, Inc. and other affiliates of the foregoing; Executive Vice President, General Counsel and Director, EquiTrust Investment Management Services, Inc.; Executive Vice President and General Counsel, EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds; Senior Vice President, General Counsel, Secretary and Director, FBL Leasing Services, Inc., Western Computer Services, Inc. and Crop1 Insurance Direct, Inc.; 2005 – 2007, Senior Vice President and Chief Operating Officer, Aviva USA Corporation; 2002 – 2005 Senior Vice President Structured Settlements, Aviva USA Corporation.

John M. Paule (52)	Vice President	Since 2000	Executive Vice President – EquiTrust Life. FBL Financial Group, Inc. and other affiliates of the foregoing; Vice President, Farm Bureau Life Insurance Company; Executive Vice President, EquiTrust Life Insurance Company; Executive Vice President and Director/Manager, EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC.; Vice President, EquiTrust Mutual Funds, Western Computer Services, Inc. and Crop1 Insurance Direct, Inc.

Charles T. Happel (47)	Vice President-Investments	Since 2008	Vice President – Investments, FBL Financial Group, Inc. and other affiliates of the foregoing; President and Director, EquiTrust Investment Management Services, Inc.; Vice President – Investments and Manager, EquiTrust Marketing Services, LLC; Vice President – Investments, EquiTrust Mutual Funds; Vice President and Director, FBL Leasing Services, Inc.; Vice President, Western Computer Services, Inc.

Kristi Rojohn (45)	Chief Compliance Officer, Investment Compliance Vice President and Secretary	Since 1990	Chief Compliance Officer, Investment Compliance Vice President and Secretary, EquiTrust Mutual Funds; Investment Compliance Vice President and Secretary, EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC.

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Rob Ruisch (42)	Mutual Fund Accounting Director	Since 2005	Mutual Fund Accounting Director, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.

Jennifer Morgan (38)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.

Lillie Peshel (35)	Assistant Secretary	Since 2008	Assistant Secretary, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.

Sara Tamisiea (26)	Assistant Secretary	Since 2006	Assistant Secretary, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.

Jodi Winslow (33)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.

Independent Persons

Erwin H. Johnson (65) 1841 March Avenue Charles City, Iowa 50616-9115	Director	Since 1989	Farmer; Owner and Manager, Center View Farms, Co.; Farm Financial Planner, Iowa State University Cooperative Extension Service.	13	Director, First Security Bank and Trust Co. (Charles City, Iowa)

Kenneth Kay (65) 590th Street Atlantic, Iowa 50022-8233	Director	Since 1996	President, K-Ranch Inc.	13	Director, First Whitney Bank & Trust (Atlantic, Iowa)

Steven W. Plate (52) c/o Plate, Baker & Co. 1003 Main Street Grinnell, Iowa 50112	Director	Since 2003	CPA/Owner, Plate, Baker & Co., P.C., Certified Public Accountants.	13	N/A

James D. Wallace (53) 1111 Ashworth Road West Des Moines, IA 50265	Director	Since 2004	President and CEO, GuideOne Insurance and various subsidiaries.	13	Director, GuideOne Insurance and various subsidiaries

Erlin J. Weness (64) 1620 Pinewood Drive Worthington, Minnesota 56187	Director	Since 2003	Owner and Operator, Weness Consulting; Extension Educator-Farm Management, University of Minnesota	13	Director, First State Bank Southwest (Worthington, Minnesota), First State Insurance Agency (Worthington, Minnesota), First Rushmore Bancorporation (Worthington, Minnesota), Pioneer Public Television and Community Wind South, LLP

(1)

Officers are elected annually by the Board of Directors and their terms continue until they are replaced or resign. Each director shall serve as a director of the Fund until the next meeting of shareholders called for the purpose of conducting the election of such director or a successor to such director, and until his successor is elected and qualified, or until such director sooner dies, resigns or is removed.

(2)	All interested persons maintain the same business address of 5400 University Avenue, West Des Moines, Iowa 50266.

The officers and directors of the Fund also serve in similar capacities as officers and directors of EquiTrust Money Market Fund, Inc. and as officers and trustees of EquiTrust Variable Insurance Series Fund. All, except one, of the Fund’s officers and interested directors are also officers and directors of the Adviser and/or the Distributor or an affiliate thereof. The Fund’s interested directors and officers serve without any compensation from the Fund. Each independent director receives an annual retainer of $10,000 for serving on the boards of all Funds in the EquiTrust Fund Complex, a fee of $1,500 plus expenses for each directors’ meeting of the EquiTrust Fund Complex attended and a fee of $1,000 ($1,250 for committee chairmen) plus expenses for each committee meeting attended. A fee of $250 is paid for each telephonic board or committee meeting attended. For the fiscal year ended July 31, 2008, the Fund paid directors’ fees totaling $28,500.

Item 2.	Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant at its principal executive office.

Item 3.	Audit Committee Financial Expert.

(a)	(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(2)	The audit committee financial expert is James D. Wallace. Mr. Wallace is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the Fund’s fiscal years ended December 31, 2007 and December 31, 2008, the aggregate fees billed by the Fund’s principal accountant for the audit of the Fund’s financial statements were $59,000 and $61,800, respectively.

(b)	Audit-Related Fees: There were no audit-related fees billed to the Fund for the fiscal years ended December 31, 2007 and December 31, 2008.

(c)	Tax Fees: None.

(d)	All Other Fees: For the Fund’s fiscal years ended December 31, 2007 and December 31, 2008, the aggregate fees billed by the Fund’s principal accountant included fees related to the audits of EquiTrust Series Fund, Inc. and EquiTrust Money Market Fund, Inc.; as well as fees for services performed by the principal accountant for EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC, affiliates of the Fund that provide support for the operations of the Fund. The amounts of these fees are as follows:

Fiscal Year Ended:	December 31, 2007	December 31, 2008
Fees related to audits of EquiTrust Series Fund, Inc. and EquiTrust Money Market Fund, Inc. and for research and consultation on miscellaneous accounting matters	$80,100	$83,200
Services performed for EquiTrust Marketing Services, LLC and EquiTrust Investment Management Services, Inc. related to the audits of these entities and for research and consultation on miscellaneous accounting matters	$40,800	$42,800

(e)	(1) The Fund’s Audit Committee adopted the following pre-approval policies and procedures:

IV.	RESPONSIBILITIES AND DUTIES

To fulfill its responsibilities and duties the Audit Committee shall:

C.	Independent registered public accounting firm

2.	Pre-approve any engagement of the independent registered public accounting firm to provide any services to the Fund, including the fees and other compensation to be paid to the independent registered public accounting firm. Notwithstanding the above, the independent registered public accounting firm shall not perform any of the following non-audit services for the Fund (“prohibited non-audit services”):

a.	bookkeeping or other services related to the accounting records or financial statements of the Fund;

b.	financial information systems design and implementation;

c.	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

d.	actuarial services;

e.	internal audit outsourcing services;

f.	management functions or human resources;

g.	broker or dealer, investment adviser, or investment banking services;

h.	legal services and expert services unrelated to the audit; and

i.	any other services that the Public Company Accounting Oversight Board determines are impermissible.

3.

Pre-approve any engagement of the independent registered public accounting firm, including the fees and other compensation to be paid to the independent registered public accounting firm, to provide any non-audit services to the Adviser (or any “control affiliate”[1] of the Adviser providing ongoing services to the Fund), if the engagement relates directly to the operations and financial reporting of the Fund.

[1]	“Control affiliate” means any entity controlling, controlled by, or under common control with the Adviser.

•

The Chairman of the Audit Committee (or in his absence, any member of the Audit Committee) may grant the pre-approval referenced in Sections IV.C. 2 and 3 above for non-prohibited services for engagements of less than $5000. Each member of the Audit Committee shall be notified in writing of the pre-approval promptly following the granting of such approval. In addition, all such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

•	Pre-approval of non-audit services for the Fund pursuant to Section IV.C. 2 above is not required, if:

(a)	the aggregate amount of all non-audit services provided to the Fund is less than 5% of the total fees paid by the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.

•	Pre-approval of non-audit services for the Adviser (or any affiliate of the Adviser providing ongoing services to the Fund) pursuant to Section IV.C.3 above is not required, if:

(a)	the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the Fund, the Adviser and any “control affiliate” of the Adviser providing ongoing services to the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.

(e)	(2) Not applicable.

(f)	Not applicable.

(g)	Aggregate Non-audit Fees: There were no non-audit fees billed for the fiscal years ended December 31, 2007 and December 31, 2008.

(h)	The Audit Committee of the Board of Trustees of the Fund has reviewed the statement of independence provided by Ernst & Young, the Fund’s principal accountant, considered whether the provision of non-audit services by the firm to the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser is compatible with such firm’s independence with respect to the Fund, and concluded that the non-audit services provided by Ernst & Young does not compromise that firm’s independence with regard to the Fund.

Item 5.	Audit Committee of Listed Registrant.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 11.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable. See Item 2(a).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Variable Insurance Series Fund

By:	/s/ Kristi Rojohn
Name: Kristi Rojohn
Title: Chief Executive Officer
Date: 2/16/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn
Name: Kristi Rojohn
Title: Chief Executive Officer
Date: 2/16/2009

By:	/s/ James P. Brannen
Name: James P. Brannen
Title: Chief Financial Officer
Date: 2/19/20009